Significant accounting policies - Cumulative effect of adopting IFRS 16 (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment (right-of-use assets)	€ 6,564	€ 3,105
Lease liabilities (current and non-current)	6,514	2,790
Effect on total equity and liabilities	€ 1,433,339		€ 578,458	€ 370,908
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment (right-of-use assets)		2,790
Effect on total assets		2,790
Lease liabilities (current and non-current)		2,790
Effect on total equity and liabilities		€ 2,790